Supplemental Condensed Consolidating Financial Information (Details Textual)	Dec. 31, 2010	Dec. 31, 2009
Supplemental Condensed Consolidating Financial Information (Textual) [Abstract]
Senior notes issued, stated percentage	7.875%	7.75%